UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2111
RIVERSOURCE LARGE CAP SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 4/30

Portfolio of Investments
RiverSource Disciplined Equity Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.0%)
General Dynamics Corp.	287,791		$21,975,721
ITT Corp.	54,267		3,015,617
Lockheed Martin Corp.	245,390	(d)	20,831,157
Northrop Grumman Corp.	173,368	(d)	11,759,551
Precision Castparts Corp.	35,929		4,611,128
Raytheon Co.	280,784	(d)	16,369,707
Rockwell Collins, Inc.	33,368	(d)	2,168,920
The Boeing Co.	191,967		13,904,170
United Technologies Corp.	469,790		35,210,761

Total			129,846,732

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	88,793	(d)	5,354,218
FedEx Corp.	228,419	(d)	20,559,994

Total			25,914,212

Airlines (0.2%)
Southwest Airlines Co.	709,549	(d)	9,351,856

Auto Components (0.1%)
Johnson Controls, Inc.	66,801		2,243,846
The Goodyear Tire & Rubber Co.	47,349	(b)	635,897

Total			2,879,743

Automobiles (0.7%)
Ford Motor Co.	1,467,104	(b,d)	19,101,694
Harley-Davidson, Inc.	312,011	(d)	10,555,332

Total			29,657,026

Beverages (2.0%)
Brown-Forman Corp., Class B	63,202	(d)	3,677,092
PepsiCo, Inc.	182,393		11,895,671
The Coca-Cola Co.	1,275,454		68,173,017

Total			83,745,780

Biotechnology (0.9%)
Amgen, Inc.	545,673	(b)	31,299,803
Cephalon, Inc.	86,619	(b,d)	5,560,940

Total			36,860,743

Building Products (0.1%)
Masco Corp.	212,040	(d)	3,441,409

Capital Markets (2.1%)
E*TRADE Financial Corp.	256,004	(b)	430,087
Franklin Resources, Inc.	136,414	(d)	15,774,915

Issuer	Shares		Value(a)
Invesco Ltd.	200,082	(d)	4,599,885
Morgan Stanley	477,636	(d)	14,434,160
State Street Corp.	209,630	(d)	9,118,905
T Rowe Price Group, Inc.	28,175	(d)	1,620,344
The Bank of New York Mellon Corp.	654,609	(d)	20,377,978
The Goldman Sachs Group, Inc.	171,789	(d)	24,943,763

Total			91,300,037

Chemicals (1.2%)
CF Industries Holdings, Inc.	55,426		4,637,493
Eastman Chemical Co.	48,953	(d)	3,275,935
EI du Pont de Nemours & Co.	87,424		3,482,972
PPG Industries, Inc.	45,235	(d)	3,183,187
Sigma-Aldrich Corp.	56,009	(d)	3,321,334
The Dow Chemical Co.	1,124,224		34,659,826

Total			52,560,747

Commercial Banks (4.0%)
BB&T Corp.	74,077	(d)	2,462,319
Comerica, Inc.	172,895	(d)	7,261,590
Fifth Third Bancorp	443,135		6,607,143
First Horizon National Corp.	509,822	(b,d)	7,213,983
Huntington Bancshares, Inc.	363,386	(d)	2,460,123
KeyCorp	155,310	(d)	1,400,896
M&T Bank Corp.	49,520	(d)	4,325,572
Marshall & Ilsley Corp.	374,203		3,405,247
PNC Financial Services Group, Inc.	940,736		63,226,868
SunTrust Banks, Inc.	350,473	(d)	10,374,001
US Bancorp	280,273	(d)	7,502,908
Wells Fargo & Co.	1,634,708		54,125,182

Total			170,365,832

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	30,266	(d)	1,181,282
Pitney Bowes, Inc.	106,319	(d)	2,700,503
RR Donnelley & Sons Co.	264,273	(d)	5,679,226

Total			9,561,011

Communications Equipment (1.0%)
Cisco Systems, Inc.	995,420	(b)	26,796,706
Harris Corp.	40,436		2,081,645
Motorola, Inc.	1,079,265	(b)	7,630,404
Tellabs, Inc.	484,597		4,400,141

Total			40,908,896

Computers & Peripherals (9.5%)
Apple, Inc.	960,457	(b)	250,794,531
Dell, Inc.	1,823,531	(b,d)	29,504,732
Hewlett-Packard Co.	603,306		31,353,813
IBM Corp.	363,207	(d,f)	46,853,703
Lexmark International, Inc., Class A	170,329	(b,d)	6,310,689
NetApp, Inc.	528,967	(b,d)	18,339,286
QLogic Corp.	15,253	(b)	295,451
Western Digital Corp.	436,639	(b,d)	17,941,497

Total			401,393,702

Construction & Engineering (0.2%)
Fluor Corp.	131,438	(d)	6,945,184

Issuer	Shares		Value(a)
Jacobs Engineering Group, Inc.	68,705	(b)	3,312,955

Total			10,258,139

Consumer Finance (1.7%)
American Express Co.	1,168,190		53,876,923
Capital One Financial Corp.	7,378	(d)	320,279
Discover Financial Services	728,468		11,262,115
SLM Corp.	458,905	(b)	5,616,997

Total			71,076,314

Distributors (—%)
Genuine Parts Co.	49,347		2,112,052

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	95,703	(b)	5,494,309

Diversified Financial Services (4.0%)
Bank of America Corp.	7,159,098		127,646,717
Citigroup, Inc.	8,780,214	(b,d)	38,369,535
KKR Financial Holdings LLC	563,202		4,978,706

Total			170,994,958

Diversified Telecommunication Services (4.2%)
AT&T, Inc.	4,818,701		125,575,348
CenturyTel, Inc.	168,927		5,762,100
Verizon Communications, Inc.	1,653,520	(d)	47,770,193

Total			179,107,641

Electric Utilities (1.2%)
Edison International	188,613		6,482,629
Exelon Corp.	348,765		15,202,666
FirstEnergy Corp.	209,172	(d)	7,921,344
Progress Energy, Inc.	197,406		7,880,448
Southern Co.	436,647	(d)	15,090,520

Total			52,577,607

Electrical Equipment (0.4%)
Emerson Electric Co.	214,704	(d)	11,213,990
Rockwell Automation, Inc.	71,108		4,317,678

Total			15,531,668

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	453,025	(b)	16,426,687
Jabil Circuit, Inc.	195,377	(d)	2,993,176
Tyco Electronics Ltd.	215,570	(c)	6,924,108

Total			26,343,971

Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	139,322	(d)	6,932,642
Diamond Offshore Drilling, Inc.	59,023	(d)	4,668,719
Ensco PLC, ADR	100,782	(c,d)	4,754,895
FMC Technologies, Inc.	96,878	(b,d)	6,557,672
Halliburton Co.	95,165		2,916,807
Nabors Industries Ltd.	181,396	(b,c,d)	3,912,712
National Oilwell Varco, Inc.	231,608		10,197,700
Noble Corp.	31,944	(b,c)	1,261,469
Rowan Companies, Inc.	84,835	(b,d)	2,528,083

Issuer	Shares		Value(a)
Weatherford International Ltd.	100,838	(b,c)	1,826,176

Total			45,556,875

Food & Staples Retailing (2.2%)
Safeway, Inc.	201,986	(d)	4,766,870
SUPERVALU, Inc.	329,686	(d)	4,912,321
Walgreen Co.	342,190	(d)	12,027,979
Wal-Mart Stores, Inc.	1,216,217		65,250,041
Whole Foods Market, Inc.	185,334	(b,d)	7,231,733

Total			94,188,944

Food Products (0.7%)
Archer-Daniels-Midland Co.	338,511	(d)	9,457,996
ConAgra Foods, Inc.	170,777	(d)	4,178,913
Dean Foods Co.	206,610	(b,d)	3,243,777
General Mills, Inc.	84,642	(d)	6,024,818
Hormel Foods Corp.	47,227	(d)	1,924,973
Sara Lee Corp.	471,167	(d)	6,699,995

Total			31,530,472

Gas Utilities (0.1%)
Nicor, Inc.	32,666	(d)	1,421,298
Oneok, Inc.	77,237	(d)	3,795,426

Total			5,216,724

Health Care Equipment & Supplies (1.6%)
Becton Dickinson and Co.	105,431	(d)	8,051,765
CareFusion Corp.	224,544	(b,d)	6,192,924
CR Bard, Inc.	28,179	(d)	2,438,329
Intuitive Surgical, Inc.	50,134	(b,d)	18,076,315
Medtronic, Inc.	466,186		20,367,667
St. Jude Medical, Inc.	41,861	(b)	1,708,766
Stryker Corp.	141,926		8,152,229
Varian Medical Systems, Inc.	27,347	(b,d)	1,541,824

Total			66,529,819

Health Care Providers & Services (3.4%)
Aetna, Inc.	390,845		11,549,470
AmerisourceBergen Corp.	72,530	(d)	2,237,551
Cardinal Health, Inc.	484,852		16,819,516
CIGNA Corp.	498,021		15,966,553
Coventry Health Care, Inc.	136,744	(b,d)	3,246,303
Express Scripts, Inc.	70,710	(b)	7,080,192
Humana, Inc.	69,243	(b)	3,165,790
McKesson Corp.	139,445	(d)	9,037,430
Tenet Healthcare Corp.	567,964	(b,d)	3,549,775
UnitedHealth Group, Inc.	1,471,640		44,605,408
WellPoint, Inc.	492,948	(b)	26,520,602

Total			143,778,590

Hotels, Restaurants & Leisure (0.2%)
Starbucks Corp.	181,278		4,709,602
Starwood Hotels & Resorts Worldwide, Inc.	23,901	(d)	1,302,844
Wyndham Worldwide Corp.	133,379		3,575,891

Total			9,588,337

Issuer	Shares		Value(a)
Household Durables (0.8%)
DR Horton, Inc.	196,350	(d)	2,884,382
Harman International Industries, Inc.	72,907	(b)	2,878,368
KB Home	91,018	(d)	1,686,564
Lennar Corp., Class A	225,775	(d)	4,492,923
Newell Rubbermaid, Inc.	181,026	(d)	3,090,114
Pulte Group, Inc.	534,471	(b,d)	6,996,225
Stanley Black & Decker, Inc.	161,604		10,043,688
Whirlpool Corp.	32,039	(d)	3,488,086

Total			35,560,350

Household Products (0.1%)
Clorox Co.	75,994	(d)	4,916,812

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	193,735		6,848,532
NRG Energy, Inc.	192,389	(b)	4,650,042
The AES Corp.	311,929	(b)	3,599,661

Total			15,098,235

Industrial Conglomerates (3.4%)
3M Co.	354,512		31,434,579
General Electric Co.	5,324,607		100,422,088
Textron, Inc.	255,709	(d)	5,840,394
Tyco International Ltd.	164,141	(c)	6,367,029

Total			144,064,090

Insurance (6.9%)
AFLAC, Inc.	473,999		24,154,989
American International Group, Inc.	76,843	(b,d)	2,989,193
Aon Corp.	169,135	(d)	7,181,472
Assurant, Inc.	166,592		6,068,947
Berkshire Hathaway, Inc., Class B	135,643	(b,d)	10,444,511
Chubb Corp.	571,260	(d)	30,202,516
Cincinnati Financial Corp.	169,421	(d)	4,811,556
Genworth Financial, Inc., Class A	369,284	(b)	6,100,572
Hartford Financial Services Group, Inc.	425,943	(d)	12,169,192
Lincoln National Corp.	397,673	(d)	12,164,817
MBIA, Inc.	209,475	(b,d)	2,006,771
MetLife, Inc.	258,064	(d)	11,762,557
Principal Financial Group, Inc.	461,247	(d)	13,477,637
Prudential Financial, Inc.	338,859		21,537,878
The Allstate Corp.	1,241,185	(d)	40,549,513
The Progressive Corp.	1,173,766		23,580,959
The Travelers Companies, Inc.	981,605		49,806,637
Torchmark Corp.	151,338	(d)	8,102,637
Unum Group	120,100	(d)	2,938,847
XL Capital Ltd., Class A	210,930	(c,d)	3,754,554

Total			293,805,755

Internet & Catalog Retail (0.4%)
priceline.com, Inc.	69,608	(b,d)	18,240,776

Internet Software & Services (0.1%)
eBay, Inc.	261,098	(b,d)	6,216,743

IT Services (1.0%)
Automatic Data Processing, Inc.	262,133		11,366,087

Issuer	Shares		Value(a)
Cognizant Technology Solutions Corp., Class A	463,149	(b)	23,703,966
Computer Sciences Corp.	36,444	(b)	1,909,301
SAIC, Inc.	236,614	(b,d)	4,119,450
Total System Services, Inc.	17,806	(d)	285,074

Total			41,383,878

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	195,124	(b,d)	1,194,159
Mattel, Inc.	97,031	(d)	2,236,564

Total			3,430,723

Machinery (1.2%)
Caterpillar, Inc.	311,173	(d)	21,187,769
Eaton Corp.	82,979	(d)	6,402,660
Flowserve Corp.	39,441	(d)	4,519,150
Illinois Tool Works, Inc.	187,816		9,597,398
Ingersoll-Rand PLC	200,259	(c)	7,405,578
The Manitowoc Co., Inc.	45,537	(d)	637,973

Total			49,750,528

Media (2.6%)
CBS Corp., Class B	1,048,916	(d)	17,002,928
Discovery Communications, Inc., Class A	69,169	(b,d)	2,676,840
Gannett Co., Inc.	254,251	(d)	4,327,352
Meredith Corp.	60,983	(d)	2,191,119
News Corp., Class A	1,221,901		18,841,713
The New York Times Co., Class A	195,273	(b,d)	1,937,108
The Walt Disney Co.	1,415,795		52,157,889
Viacom, Inc., Class B	315,058	(b)	11,130,999
WorldSpace, Inc., Class A	263,942	(b,d)	5,147

Total			110,271,095

Metals & Mining (1.6%)
AK Steel Holding Corp.	158,307	(d)	2,651,642
Alcoa, Inc.	721,087	(d)	9,691,409
Allegheny Technologies, Inc.	119,761	(d)	6,403,621
Freeport-McMoRan Copper & Gold, Inc.	462,464	(d)	34,929,906
Nucor Corp.	27,155	(d)	1,230,665
Timminco Ltd.	510,164	(b,c,d)	406,845
United States Steel Corp.	220,427	(d)	12,048,540

Total			67,362,628

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	133,249	(d)	5,271,330
JC Penney Co., Inc.	81,033	(d)	2,363,733
Macy’s, Inc.	320,682		7,439,822
Nordstrom, Inc.	258,260	(d)	10,673,887
Sears Holdings Corp.	7,112	(b,d)	860,196

Total			26,608,968

Multi-Utilities (0.6%)
Ameren Corp.	82,274		2,135,833
Consolidated Edison, Inc.	182,201	(d)	8,235,485
DTE Energy Co.	120,393	(d)	5,799,331
Integrys Energy Group, Inc.	55,859		2,771,165
PG&E Corp.	177,331	(d)	7,767,098

Total			26,708,912

Issuer	Shares		Value(a)
Office Electronics (0.2%)
Xerox Corp.	678,252		7,392,947

Oil, Gas & Consumable Fuels (11.9%)
Apache Corp.	83,496		8,496,553
Chevron Corp.	2,674,913		217,844,914
ConocoPhillips	1,777,333		105,200,340
Exxon Mobil Corp.	942,587	(d)	63,954,528
Hess Corp.	190,773		12,123,624
Marathon Oil Corp.	1,029,805		33,108,231
Murphy Oil Corp.	155,175		9,333,776
Occidental Petroleum Corp.	356,495		31,606,847
Pioneer Natural Resources Co.	45,404	(d)	2,911,759
Sunoco, Inc.	153,969	(d)	5,047,104
Tesoro Corp.	257,135	(d)	3,381,325
Valero Energy Corp.	666,380	(d)	13,854,040

Total			506,863,041

Paper & Forest Products (0.1%)
International Paper Co.	16,822		449,820
MeadWestvaco Corp.	157,503	(d)	4,279,357

Total			4,729,177

Personal Products (0.1%)
The Estee Lauder Companies, Inc., Class A	59,296		3,908,792

Pharmaceuticals (11.4%)
Abbott Laboratories	1,020,912		52,229,858
Bristol-Myers Squibb Co.	814,244	(d)	20,592,231
Eli Lilly & Co.	376,773	(d)	13,175,752
Forest Laboratories, Inc.	424,458	(b)	11,570,725
Johnson & Johnson	1,901,514		122,267,350
King Pharmaceuticals, Inc.	356,719	(b)	3,495,846
Merck & Co., Inc.	2,132,929		74,737,832
Pfizer, Inc.	11,071,928		185,122,635

Total			483,192,229

Real Estate Investment Trusts (REITs) (1.5%)
Boston Properties, Inc.	132,662	(d)	10,461,725
Equity Residential	269,098	(d)	12,182,066
HCP, Inc.	75,474	(d)	2,424,225
Simon Property Group, Inc.	212,317	(d)	18,900,460
Ventas, Inc.	149,597		7,065,466
Vornado Realty Trust	150,504	(d)	12,547,519

Total			63,581,461

Road & Rail (0.8%)
CSX Corp.	315,208	(d)	17,667,408
Norfolk Southern Corp.	270,648	(d)	16,057,546
Ryder System, Inc.	11,460		533,119

Total			34,258,073

Semiconductors & Semiconductor Equipment (0.6%)
MEMC Electronic Materials, Inc.	186,937	(b,d)	2,424,573
Micron Technology, Inc.	1,326,462	(b,d)	12,402,419
Teradyne, Inc.	33,804	(b,d)	413,423

Issuer	Shares		Value(a)
Texas Instruments, Inc.	432,950		11,261,030

Total			26,501,445

Software (2.1%)
Microsoft Corp.	2,130,886		65,077,258
Oracle Corp.	314,499		8,126,654
Red Hat, Inc.	143,440	(b)	4,284,553
Salesforce.com, Inc.	144,166	(b,d)	12,340,610

Total			89,829,075

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A	86,099		3,765,109
AutoNation, Inc.	73,423	(b,d)	1,483,145
Bed Bath & Beyond, Inc.	63,195	(b)	2,904,442
Best Buy Co., Inc.	244,864	(d)	11,165,798
GameStop Corp., Class A	126,390	(b,d)	3,072,541
Home Depot, Inc.	939,099	(d)	33,103,239
Limited Brands, Inc.	350,867	(d)	9,403,236
Lowe’s Companies, Inc.	44,630	(d)	1,210,366
Office Depot, Inc.	303,688	(b)	2,083,300
RadioShack Corp.	135,364	(d)	2,917,094
Ross Stores, Inc.	48,776	(d)	2,731,456
The Gap, Inc.	100,861		2,494,293
The Sherwin-Williams Co.	61,958	(d)	4,837,061
Tiffany & Co.	66,409	(d)	3,219,508
TJX Companies, Inc.	76,140	(d)	3,528,328
Urban Outfitters, Inc.	137,435	(b,d)	5,155,187

Total			93,074,103

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	28,339	(d)	1,183,153
Jones Apparel Group, Inc.	78,330		1,704,461
Nike, Inc., Class B	209,579	(d)	15,909,142
Polo Ralph Lauren Corp.	55,858	(d)	5,021,634
VF Corp.	14,845	(d)	1,282,905

Total			25,101,295

Thrifts & Mortgage Finance (0.1%)
Federal Home Loan Mortgage Corp.	794,150	(b,d)	1,191,225
Federal National Mortgage Association	1,336,093	(b,d)	1,630,033

Total			2,821,258

Trading Companies & Distributors (0.1%)
Fastenal Co.	52,695	(d)	2,881,890

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	102,116	(b)	4,167,354
Sprint Nextel Corp.	2,458,359	(b,d)	10,448,026

Total			14,615,380

Total Common Stocks (Cost: $4,061,819,153)			$4,219,843,805

Exchange-Traded Funds (0.2%)

	Shares		Value(a)
Vanguard Emerging Markets ETF	195,750	(d)	$8,233,245

Total Exchange-Traded Funds (Cost: $7,484,764)			$8,233,245

Money Market Fund (0.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	31,094,555	(g)	$31,094,555

Total Money Market Fund (Cost: $31,094,555)			$31,094,555

Investments of Cash Collateral Received for Securities on Loan (22.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.2%)
Belmont Funding LLC
05-12-10	0.48%	$4,998,000	$4,998,000
Elysian Funding LLC
05-17-10	0.45	4,998,000	4,998,000
Rheingold Securitization
06-28-10	0.35	19,987,750	19,987,750
Rhein-Main Securitisation
06-21-10	0.35	4,996,938	4,996,938
06-28-10	0.35	19,987,750	19,987,750
Scaldis Capital LLC
05-21-10	0.28	9,997,744	9,997,744
05-25-10	0.28	14,996,150	14,996,150
Versailles Commercial Paper LLC
05-17-10	0.28	4,998,639	4,998,639
06-21-10	0.33	9,994,500	9,994,500

Total			94,955,471

Certificates of Deposit (16.2%)
Australia and New Zealand Bank Group
05-04-10	0.32	15,000,000	15,000,000
Banco Bilbao Viz Argentaria
05-19-10	0.31	19,994,835	19,994,835
Banco di Brescia
06-16-10	0.46	9,992,212	9,992,212
Banco Popular Espanol
05-04-10	0.34	9,994,327	9,994,327
Banco Santander Central Hispano
05-06-10	0.29	20,000,000	20,000,000
05-17-10	0.31	10,000,000	10,000,000
05-19-10	0.33	10,000,000	10,000,000
06-30-10	0.38	5,000,000	5,000,000
Bank of America National Association
05-03-10	0.22	10,000,000	10,000,000
Banque Federative du Credit Mutuel
06-02-10	0.37	9,990,553	9,990,553
07-06-10	0.41	4,068,670	4,068,670
07-07-10	0.41	7,991,818	7,991,818
07-19-10	0.44	7,491,762	7,491,762
Barclays Bank
05-13-10	0.33	5,000,000	5,000,000
08-31-10	0.37	16,000,000	16,000,000
BNP Paribas
05-13-10	0.32	5,000,000	5,000,000
06-22-10	0.41	25,000,000	25,000,000
10-15-10	0.33	20,000,000	20,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
BRED Banque Populaire
05-24-10	0.35	4,997,036	4,997,036
07-07-10	0.40	9,992,117	9,992,117
Caisse Centrale du Credit Immobilier de France
05-28-10	0.43	14,994,985	14,994,985
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Clydesdale Bank
06-11-10	0.35	15,000,000	15,000,000
06-14-10	0.35	10,000,000	10,000,000
06-17-10	0.35	15,000,000	15,000,000
Credit Agricole
10-12-10	0.32	37,000,000	37,000,000
Credit Industrial et Commercial
08-02-10	0.46	20,000,000	20,000,000
Credit Suisse
05-24-10	0.32	15,000,000	15,000,000
06-28-10	0.37	15,000,000	15,000,000
Dexia Bank
05-12-10	0.34	34,990,086	34,990,086
Dexia Credit Local
05-03-10	0.33	9,997,068	9,997,068
Erste Bank der Oesterreichischen Sparkassen
05-03-10	0.29	9,999,436	9,999,436
KBC Bank
05-19-10	0.33	15,000,000	15,000,000
05-24-10	0.36	5,000,000	5,000,000
Macquarie Bank
05-06-10	0.31	19,998,795	19,998,795
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
07-01-10	0.36	9,993,704	9,993,704
NyKredit Bank
05-06-10	0.35	3,000,000	3,000,000
05-26-10	0.35	10,000,000	10,000,000
06-22-10	0.38	10,000,000	10,000,000
06-24-10	0.38	15,000,000	15,000,000
Pohjola Bank
06-10-10	0.34	10,000,000	10,000,000
Rabobank Group
05-03-10	0.28	14,996,268	14,996,268
05-10-10	0.28	24,993,779	24,993,779
10-27-10	0.31	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
05-05-10	0.29	15,000,000	15,000,000
05-06-10	0.30	15,000,000	15,000,000
Sumitomo Mitsui Banking
05-19-10	0.27	15,000,000	15,000,000
05-24-10	0.27	10,000,000	10,000,000
05-28-10	0.31	20,000,000	20,000,000
Unicredit BK
07-02-10	0.40	15,000,000	15,000,000
07-12-10	0.42	25,000,000	25,000,000

Total			690,474,486

Commercial Paper (1.6%)
BTM Capital
06-25-10	0.40	8,990,700	8,990,700

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Scaldis Capital LLC
05-05-10	0.25	9,998,194	9,998,194
Toyota Motor Credit
05-18-10	0.27	19,994,000	19,994,000
06-15-10	0.33	9,994,317	9,994,317
06-28-10	0.35	19,985,222	19,985,222

Total			68,962,433

Repurchase Agreements (2.7%)(e)
Barclays Capital
dated 03-22-10, matures 05-28-10, repurchase price
$20,007,156	0.46	20,000,000	20,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10, repurchase price
$3,654,146	0.19	3,654,089	3,654,089
Morgan Stanley
dated 02-22-10, matures 05-28-10, repurchase price
$50,017,889	0.46	50,000,000	50,000,000
RBS Securities
dated 04-01-10, matures 06-04-10, repurchase price
$25,011,180	0.46	25,000,000	25,000,000
Societe Generale
dated 04-30-10, matures 05-03-10, repurchase price
$15,000,263	0.21	15,000,000	15,000,000

Total			113,654,089

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $968,046,479)			$968,046,479

Total Investments in Securities (Cost: $5,068,444,951)(h)			$5,227,218,084

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	118	$34,910,300	June 2010	$372,929
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.86% of net assets.

(d)	At April 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital (0.46%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$1,332,013
Banc of America Funding Corp	758,794
BCRR Trust	560,615
Bear Stearns Commercial Mortgage Securities	767,129
Citigroup Commercial Mortgage Trust	857,384
Credit Suisse First Boston Mortgage Securities Corp	1,694,467
Credit Suisse Mortgage Capital Certificates	1,790,006
Granite Master Issuer PLC	2,906,477
Greenwich Capital Commercial Funding Corp	856,222
GS Mortgage Securities Corp II	2,038,829
JP Morgan Chase Commercial Mortgage Securities Corp	1,805,682
LB-UBS Commercial Mortgage Trust	687,754
Morgan Stanley Capital I	3,331,889
Morgan Stanley Reremic Trust	824,274
WaMu Mortgage Pass Through Certificates	788,465

Total market value of collateral securities	$21,000,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$2,679,820
Freddie Mac Gold Pool	903,088
Freddie Mac Non Gold Pool	144,262

Total market value of collateral securities	$3,727,170

Morgan Stanley (0.46%)

Security description	Value (a)

Access Group Inc	$1,267,056
Accredited Mortgage Loan Trust	219,866
ACE Securities Corp	144,299
Aegis Asset Backed Securities Trust	59,916
ALG Student Loan Trust I	868,086
American Express Credit Account Master Trust	136,995
American Home Mortgage Investment Trust	61,859
AmeriCredit Automobile Receivables Trust	15,758
Ameriquest Mortgage Securities Inc	23
Anthracite CDO I Ltd	539,347
Argent Securities Inc	45,989
Asset Backed Funding Certificates	107,691
Asset Backed Securities Corp Home Equity	399
BA Credit Card Trust	318,177
Banc of America Commercial Mortgage Inc	511,846
Banc of America Large Loan Inc	625,818
Banc of America Securities Auto Trust	18,580
Bank of America Auto Trust	171,140
Bank One Issuance Trust	6,968
Bay View Auto Trust	52
Bear Stearns Asset Backed Securities Trust	25,002
Bear Stearns Commercial Mortgage Securities	1,092
Brazos Higher Education Authority	39,792
Capital Auto Receivables Asset Trust	1,108,020
Capital One Multi-Asset Execution Trust	1,040,772
Capital One Prime Auto Receivables Trust	21,499
CarMax Auto Owner Trust	136,324
Centex Home Equity	71,707
Chase Funding Mortgage Loan Asset-Backed Certificates	42,934
Chase Issuance Trust	917,976
Citibank Credit Card Issuance Trust	641,647
Citifinancial Mortgage Securities Inc	140,002
Citigroup Commercial Mortgage Trust	902,453
Citigroup Mortgage Loan Trust Inc	74,719
Citigroup/Deutsche Bank Commercial Mortgage Trust	609,873
CNH Equipment Trust	123,863
College Loan Corp Trust	30,556
Collegiate Funding Services Education Loan Trust I	19,195
Commercial Mortgage Asset Trust	332,037
Commercial Mortgage Pass Through Certificates	1,287,689
Countrywide Asset-Backed Certificates	113,232
Credit Suisse First Boston Mortgage Securities Corp	55,014
Credit Suisse Mortgage Capital Certificates	1,356,907
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	12,043
Daimler Chrysler Auto Trust	206,603
DFR Middle Market CLO Ltd	1,385,764
Discover Card Master Trust I	292,059
Education Funding Capital Trust I	1,265,154
Equifirst Mortgage Loan Trust	10,039
Equity One ABS Inc	56,608
Federal National Mortgage Association	3,833,057
Financial Asset Securities Corp AAA Trust	41,447
First Franklin Mortgage Loan Asset Backed Certificates	390
Ford Credit Auto Lease Trust	90,702
Ford Credit Auto Owner Trust	60,991
GCO Education Loan Funding Trust	77,495
GE Business Loan Trust	169,351
GE Dealer Floorplan Master Note Trust	49,745
GE Equipment Midticket LLC	18,321
G-FORCE	323,271
GMAC Commercial Mortgage Securities Inc	47,320
Gracechurch Mortgage Financing PLC	596
Gramercy Real Estate CDO	2,030,405
Granite Master Issuer PLC	812,790
Granite Mortgages PLC	40,175
Greenwich Capital Commercial Funding Corp	3,985
GS Mortgage Securities Corp II	34,449
Harley-Davidson Motorcycle Trust	17,646
Home Equity Asset Trust	1,459
Homebanc Mortgage Trust	25,186
HSBC Home Equity Loan Trust	387,969
Impac Secured Assets CMN Owner Trust	38,423
JP Morgan Chase Commercial Mortgage Securities Corp	1,928,575
LB-UBS Commercial Mortgage Trust	59,170
Long Beach Mortgage Loan Trust	38,382
MBNA Credit Card Master Note Trust	3,247,911
MBNA Master Credit Card Trust	18,945
Medallion Trust	10,115
Merrill Lynch Mortgage Trust	747,644
Merrill Lynch/Countrywide Commercial Mortgage Trust	14,406
MMCA Automobile Trust	422,694
Morgan Stanley ABS Capital I	195,164
Morgan Stanley Capital I	85,406
Morgan Stanley Dean Witter Capital I	6,369
Morgan Stanley Resecuritization Trust	11,774
Nelnet Education Loan Funding Inc	272,987
Nelnet Student Loan Trust	7,898,534
New Valley Generation III	105,412
Nissan Auto Lease Trust	6,272
Nordstrom Private Label Credit Card Master Note Trust	15,584
Northstar Education Finance Inc	477,656
Option One Mortgage Loan Trust	8,950
Origen Manufactured Housing	65,590
Paragon Mortgages PLC	132,594
Peco Energy Transition Trust	17,818
Pennsylvania Higher Education Assistance Agency	133,322
PSE&G Transition Funding LLC	26,110
Salomon Brothers Mortgage Securities VII Inc	3,927
Sargas CLO Ltd	10,369
Saxon Asset Securities Trust	239,353
Sierra CLO I Ltd	16,198
SLC Student Loan Trust	7,985
SLM Student Loan Trust	332,341
Structured Asset Investment Loan Trust	79,451
Terwin Mortgage Trust	8,984
Victoria Falls CLO Ltd	3,391,341
Volkswagen Auto Lease Trust	72,531
Volkswagen Auto Loan Enhanced Trust	1,772,796
Wachovia Auto Loan Owner Trust 2006-1	68,658
Wachovia Bank Commercial Mortgage Trust	4,673,455
WaMu Mortgage Pass Through Certificates	102,362
Wells Fargo Mortgage Backed Securities Trust	111,160
Westpac Securitisation Trust	3,356

Total market value of collateral securities	$52,387,264

RBS Securities (0.46%)

Security description	Value (a)

AH Mortgage Advance Trust	$814,490
Banc of America Commercial Mortgage Inc	236,521
Banc of America Mortgage Securities Inc	230,989
Bear Stearns Adjustable Rate Mortgage Trust	1,958,976
Bella Vista Mortgage Trust	28,351
Commercial Mortgage Loan Trust	3,822,714
Commercial Mortgage Pass Through Certificates	59,231
Credit Suisse First Boston Mortgage Securities Corp	316,823
Credit Suisse Mortgage Capital Certificates	1,243,437
First Horizon Alternative Mortgage Securities	31,340
First Republic Mortgage Loan Trust	623,411
GE Capital Commercial Mortgage Corp	3,846,096
Greenwich Capital Commercial Funding Corp	142,578
GS Mortgage Securities Corp II	859,543
Harley-Davidson Motorcycle Trust	169,047
JP Morgan Chase Commercial Mortgage Securities Corp	1,738,765
LB Commercial Conduit Mortgage Trust	3,991,426
LB-UBS Commercial Mortgage Trust	102,380
Mellon Residential Funding Corp	74,786
Morgan Stanley Capital I	1,277,674
MortgageIT Trust	55,510
Structured Asset Securities Corp	175,506
Thornburg Mortgage Securities Trust	844,389
Wachovia Bank Commercial Mortgage Trust	2,187,691
WaMu Mortgage Pass Through Certificates	1,374,996
Wells Fargo Mortgage Backed Securities Trust	43,570

Total market value of collateral securities	$26,250,240

Societe Generale (0.21%)

Security description	Value (a)

Fannie Mae REMICS	$5,353,545
FHLMC-GNMA	33,214
Freddie Mac REMICS	4,207,122
Government National Mortgage Association	5,706,119

Total market value of collateral securities	$15,300,000

(f)	At April 30, 2010, investments in securities included securities valued at $9,984,600 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(h)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $5,068,445,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$615,955,000
Unrealized depreciation	(457,182,000)

Net unrealized appreciation	$158,773,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Jan. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$4,219,843,805	$—	$—	$4,219,843,805

Total Equity Securities	4,219,843,805	—	—	4,219,843,805

Other
Exchange-Traded Funds	8,233,245	—	—	8,233,245
Affiliated Money Market Fund (b)	31,094,555	—	—	31,094,555
Investments of Cash Collateral Received for Securities on Loan	—	968,046,479	—	968,046,479

Total Other	39,327,800	968,046,479	—	1,007,374,279

Investments in Securities	4,259,171,605	968,046,479	—	5,227,218,084
Other Financial Instruments (c)	372,929	—	—	372,929

Total	$4,259,544,534	$968,046,479	$—	$5,227,591,013

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                RiverSource Large Cap Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date June 28, 2010